Non-current deposits (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CNY (¥)
Investment deposit	¥ 340,000	$ 51,894	¥ 340,000
Deposit for purchase of machinery	4,752	725	7,360
Total non-current deposits	¥ 344,752	$ 52,619	347,360
Potential Seller
Investment deposit			¥ 340,000